Employee Benefit Plans	12 Months Ended
Dec. 31, 2015
Employee Benefit Plans [Abstract]
Employee Benefit Plans
Note 13.	Employee Benefit Plans

The Company has a defined contribution plan (the Plan) qualifying under IRS Code Section 401(k). Eligible participants in the Plan can contribute up to the maximum percentage allowable not to exceed the dollar limit under IRC Section 401(k). The Company matches 100% of the first six percent of an employee’s contribution.  For the years ended December 31, 2015 and 2014, the Company contributed $158,497 and $154,958 to the Plan, respectively.

The Company has a Supplemental Retirement Benefit Plan (SERP) to provide future compensation to certain members of management upon retirement.  Under plan provisions, payments projected to range from $50,827 to $89,914, per year, are payable for the life of the executive, generally beginning at age 65. The liability accrued for the compensation under the plan was $896,400 and $908,484 at December 31, 2015 and 2014, respectively.  Employee benefits expense, an actuarially determined amount, was $151,332 and $145,279 for the years ended December 31, 2015 and 2014, respectively. Benefits paid during the years ended December 31, 2015 and 2014, amounted to $163,416 and $19,836, respectively. The assumed discount rate for the plan was 5.00% and 5.5% at December 31, 2015 and 2014, respectively.

The Company also has a deferred compensation plan under which directors may elect to defer their directors’ fees. Participating directors receive an additional 30% matching contribution and will be paid an annual benefit for a specified number of years after retirement, generally beginning at age 65. The maximum payout period is ten years. The liability accrued for deferred directors’ fees was $1,073,535 and $968,398 at December 31, 2015 and 2014, respectively.  Deferred directors’ fees expensed under the plan for the years ended December 31, 2015 and 2014 were $119,654 and $131,310, respectively. Benefits of $14,517 and $14,663 were paid out during the years ended December 31, 2015 and 2014, respectively.

The Company has purchased and is the primary beneficiary of life insurance policies indirectly related to the Supplemental Retirement Benefit Plan and the directors’ deferred compensation liability. The cash value of the life insurance policies totaled $5,125,339 and $5,623,087 at December 31, 2015 and 2014, respectively. In December of 2014, life insurance proceeds of $419,150 were accrued upon the death of a former officer of the Company. The proceeds were received in February of 2015.